Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 34,468	€ 31,223
Additions	16,949	16,270
Amortisation	(9)	(12)
Transfers and reclassifications	(107)	3
Changes in unrealised revaluations	237	397
Impairments	(2)	(2)
Reversals of impairments	(4)	1
Disposals and redemptions	(14,571)	(13,389)
Exchange rate differences	(1,070)	(25)
Changes in the composition of the group and other changes	2	3
Financial assets	35,895	34,468
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	2,306	3,228
Additions	13	11
Transfers and reclassifications	(107)	3
Changes in unrealised revaluations	(283)	139
Disposals and redemptions	(13)	(1,091)
Exchange rate differences	(53)	15
Changes in the composition of the group and other changes	0	0
Financial assets	1,862	2,306
Debt instruments [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	32,163	27,995
Additions	16,936	16,259
Amortisation	(9)	(12)
Changes in unrealised revaluations	520	258
Impairments	(2)	(2)
Reversals of impairments	(4)	1
Disposals and redemptions	(14,557)	(12,298)
Exchange rate differences	(1,017)	(40)
Changes in the composition of the group and other changes	2	2
Financial assets	€ 34,033	€ 32,163